Other assets	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Other assets
Other assets
As at December 31, 2019 and 2018 (Successor), other assets included the following:

	Successor	Successor
(In $ millions)	As at December 31, 2019	As at December 31, 2018
Favorable drilling and management services contracts	33	186
Taxes receivable	38	50
Prepaid expenses	33	32
Right of use asset	35	—
Reimbursable amounts due from customers (1)	21	10
Deferred contract costs	12	15
Derivative asset - interest rate cap (2)	3	39
Insurance receivable (3)	14	1
Other	28	25
Total other assets	217	358
(1) Includes related party balances of $5 million from Northern Drilling. For further information refer to Note 31 - Related party transactions.
(2) Refer to Note 32 - Financial instruments and risk management.
(3) In January 2019, there was a loss incident on the Sevan Louisiana related to a malfunction of its subsea equipment. As of December 31, 2019, we have incurred $19 million of costs to repair the equipment, of which $4 million has been recovered and an additional $14 million will be recoverable under our physical damage insurance.

Other assets are presented in our Consolidated Balance Sheets as follows:

	Successor	Successor
(In $ millions)	As at December 31, 2019	As at December 31, 2018
Other current assets	158	322
Other non-current assets	59	36
Total other assets	217	358

Favorable drilling contracts and management services contracts
On emergence from Chapter 11, we recognized favorable drilling and management service contracts at fair value, which will be amortized over their remaining contract period. The amounts recognized represent the net present value of the existing contracts at the time of emergence compared to the current market rates at that time, discounted at the weighted average cost of capital.
The gross carrying amounts and accumulated amortization included in 'Other current assets' and 'Other non-current assets' for favorable contracts in the Consolidated Balance Sheet are as follows:

	As at December 31, 2019			As at December 31, 2018
(In $ millions)	Gross Carrying Amount	Accumulated amortization	Net carrying amount	Gross Carrying Amount	Accumulated amortization	Net carrying amount
Favorable contracts
Balance at beginning of period	287	(101)	186	287	—	287
Amortization of favorable contracts	—	(153)	(153)	—	(101)	(101)
Balance at end of period	287	(254)	33	287	(101)	186

The amortization is recognized in the Consolidated Statements of Operations under "Amortization of intangibles". The weighted average remaining amortization period for the favorable contracts is 20 years, 6 months.
The table below shows the amounts relating to favorable contracts that is expected to be amortized over the following periods:

	Period ended December 31,
(In $ millions)	2020	2021	2022	2023	2024 and after	Total
Amortization of favorable contracts	2	2	2	2	25	33